Lease liabilities (Schedule of expenses recognized to leases for which exemption applied) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Short-term leases	$ 19.6	$ 9.7
Low value leases	0.4	0.4
Variable leases	18.6	23.0
Total	$ 38.6	$ 33.1